Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Financial Information of Material Non-Controlling Interest
Summarized financial information of Ambev and Budweiser APAC, in which the company has material non-controlling
interests, is as follows
:

	Ambev		Budweiser APAC
Million US dollar	2019	2018 restated	2019	2018 1
Summarized balance sheet information
Current assets	6 853	6 537	2 108	2 680
Non-current assets	18 389	18 165	13 200	13 182
Current liabilities	6 205	6 506	4 493	4 468
Non-current liabilities	3 517	3 368	931	1 222
Equity attributable to equity holders	15 203	14 516	9 836	10 153
Non-controlling interests	317	311	48	19

	Ambev			Budweiser APAC
Million US dollar	2019	2018 restated	2017 restated	2019	2018 1	2017 1
Summarized income statement and other comprehensive income information
Revenue	13 347	13 819	14 961	6 546	6 740	6 099
Net income	3 093	3 122	2 422	908	959	572
Attributable to:
Equity holders	2 989	3 025	2 260	898	958	574
Non-controlling interests	104	97	162	10	1	(2)
Net income	3 093	3 122	2 422	908	959	572
Other comprehensive income	(193)	629	809	(229)	(500)	926
Total comprehensive income	2 900	3 751	3 231	679	459	1 498
Attributable to:
Equity holders	2 801	3 620	3 060	665	458	1 500
Non-controlling interests	99	130	171	14	1	(2)
Summarized cash flow information
Cash flow from operating activities	4 664	5 089	5 754	1 338	1 684	1 331
Cash flow from investing activities	(1 228)	(1 011)	(960)	(693)	(472)	(532)
Cash flow from financing activities	(3 117)	(3 799)	(4 190)	(1 358)	(1 237)	(187)
Net increase/(decrease) in cash and cash equivalents	319	279	605	(713)	(25)	612